Cover	Apr. 14, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2023
Entity File Number	001-38612
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Entity Tax Identification Number	98-1485035
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	8057 North Fraser Way
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5J 5M8
City Area Code	604
Local Phone Number	428-7656
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares, no par value
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SOLO
Security Exchange Name	NASDAQ
Warrants, each to purchase one Common Share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each to purchase one Common Share
Trading Symbol	SOLOW
Security Exchange Name	NASDAQ